January 5, 2009 Supplement

SUPPLEMENT DATED JANUARY 5, 2009 TO THE PROSPECTUS OF
MORGAN STANLEY FUNDAMENTAL VALUE FUND
Dated January 31, 2008

The second, third and fourth paragraphs of the section of the Prospectus entitled “The Fund — Fund Management” are hereby deleted and replaced with the following:

The Fund is managed by members of the Equity Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Thomas B. Bastian and Mary Jayne Maly, each a Managing Director of the Investment Adviser, and James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of the Investment Adviser.

Mr. Bastian has been associated with the Investment Adviser in an investment management capacity since 2003 and began managing the Fund in November 2003. Ms. Maly has been associated with the Investment Adviser in an investment management capacity since 1992 and began managing the Fund in July 2008. Mr. Roeder has been associated with the Investment Adviser in an investment management capacity since 1999 and began managing the Fund in October 2002. Mr. Laskin has been associated with the Investment Adviser in an investment management capacity since 2000 and began managing the Fund in January 2007. Mr. Marcheli has been associated with the Investment Adviser in an investment management capacity since 2002 and began managing the Fund in November 2003.

Mr. Bastian is the lead portfolio manager of the Fund. Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research. Mr. Bastian is responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FVFSPT

January 5, 2009 Supplement

SUPPLEMENT DATED JANUARY 5, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY FUNDAMENTAL VALUE FUND
Dated January 31, 2008

The first thru fifth paragraphs of the section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers” are hereby deleted and replaced with the following:

As of September 30, 2007:

Thomas B. Bastian managed 19 registered investment companies with a total of approximately $39.2 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain “wrap fee” programs) with a total of approximately $681.4 million in assets.

James O. Roeder managed 19 registered investment companies with a total of approximately $39.2 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain “wrap fee” programs) with a total of approximately $681.4 million in assets.

Mark J. Laskin managed 19 registered investment companies with a total of approximately $39.2 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain “wrap fee” programs) with a total of approximately $681.4 million in assets.

Sergio Marcheli managed 19 registered investment companies with a total of approximately $39.2 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include separate accounts managed under certain “wrap fee” programs) with a total of approximately $681.4 million in assets.

As of October 31, 2008:

Mary Jayne Maly managed 13 registered investment companies with a total of approximately $22.7 billion in assets; no pooled investment vehicles other than registered investment companies; and 11 other accounts with a total of approximately $2.3 billion in assets.

***

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers” is hereby deleted and replaced with the following:

As of September 30, 2007, the dollar range of Fund shares beneficially owned by each portfolio manager shown below is:

Thomas B. Bastian:	None

James O. Roeder:	None

Mark J. Laskin:	None

Sergio Marcheli:	None

As of October 31, 2008, the dollar range of Fund shares beneficially owned by the portfolio manager shown below is:

Mary Jayne Maly:	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.